Annual Total Returns[BarChart] - ProShares UltraShort MSCI Brazil Capped - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(35.17%)	25.61%	(19.50%)	26.62%	2.43%	98.74%	(77.65%)	(49.64%)	(21.65%)	(48.18%)